Document And Entity Information	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity Registrant Name	SmartStop Self Storage REIT, Inc.
Entity Central Index Key	0001585389
Entity Emerging Growth Company	false
Entity File Number	001-42584
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	46-1722812
Entity Address, Address Line One	10 Terrace Road
Entity Address, City or Town	Ladera Ranch
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92694
City Area Code	(866)
Local Phone Number	418-5144
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SMA
Security Exchange Name	NYSE